Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Multifactor ETF	Mar. 01, 2025
Fidelity International Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	5.55%
Past 5 years	3.14%
Since Inception	4.38%	[1]
Fidelity International Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.97%
Past 5 years	2.64%
Since Inception	3.86%	[1]
Fidelity International Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.97%
Past 5 years	2.54%
Since Inception	3.53%	[1]
MC040
Average Annual Return:
Past 1 year	4.95%
Past 5 years	5.33%
Since Inception	6.49%
IXYVF
Average Annual Return:
Past 1 year	5.90%
Past 5 years	3.58%
Since Inception	4.88%

[1]	A From February 26, 2019 .